Employee Benefit Plans (Notes)	12 Months Ended
Dec. 31, 2012
Employee Benefits [Abstract]
Compensation and Employee Benefit Plans [Text Block]
Note 16 — Employee Benefit Plans

The Company has a qualified retirement plan (the “401(k) Plan”) with a salary deferral feature designed to qualify under Section 401(k) of the Internal Revenue Code of 1986, as amended. Subject to certain limitations, the 401(k) Plan allows participating North America employees to defer up to 60% of their eligible compensation on a pre-tax basis. The 401(k) Plan allows the Company to make discretionary matching contributions of up to 50% of the first 6% of employee compensation.
During the years ended December 31, 2012, 2011 and 2010, the Company made matching contributions to its 401(k) Plan of $1.3 million, $1.0 million and $0.8 million, respectively.
In addition, the Company has a self-insured health plan that covers substantially all of its full-time employees in the U.S. The health plan uses employee and employer contributions to pay eligible claims. To supplement this plan, the Company has a stop-loss insurance policy to cover individual claims in excess of $0.2 million. At December 31, 2012, 2011 and 2010, the Company accrued $1.9 million, $1.5 million and $1.3 million, respectively, for claims that have been incurred but not reported. This accrual is calculated as the higher of (i) estimated accrual based on Company's historical experience of claim payments and lag period between the service dates and claim payment dates or (ii) two times the average monthly claims made by the Company during the past fiscal year. The following table sets forth for each of the years ended December 31, 2012 and 2011, respectively, the amount of claims incurred during such period, changes in accruals during such period for claims incurred during prior periods, and the amount of payments made in such period (in thousands):

Balance as of December 31, 2010	$1,273
Claims incurred during the current year	10,069
Change in accruals for claims incurred during prior years	(1,065)
Payments made	(8,755)
Balance as of December 31, 2011	1,522
Claims incurred during the current year	13,186
Change in accruals for claims incurred during prior years	(1,291)
Payments made	(11,500)
Balance as of December 31, 2012	$1,917

During the years ended December 31, 2012, 2011 and 2010, the Company recorded $14.7 million, $10.8 million and $8.6 million, respectively, in expenses associated with its health plans.
With certain exceptions, the Company's European subsidiaries do not offer private health plans or retirement plans. The government in each country offers national health services and retirement benefits, which are funded by employee and employer contributions.